Note 9 - Deposits (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Time Deposits, at or Above FDIC Insurance Limit	$ 50,917	$ 33,400
Related Party Deposit Liabilities	$ 24,100	$ 29,200